Credit Agreement and Guaranty - Narrative 1 (Details) - USD ($)						1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2023	Jul. 25, 2022	Jul. 08, 2022	Jan. 07, 2022	Feb. 10, 2020	Feb. 10, 2024	Dec. 31, 2023	Dec. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Credit Agreement and Guaranty
Amount borrowed														$ 20,000,000
Repayments of debt											$ 675,000	$ 17,150,000	$ 17,375,000
Interest rate (as a percent)									15.58%		15.58%
Percentage of annual interest rate					3.00%
Perceptive Credit Agreement
Credit Agreement and Guaranty
Repayments of debt			$ 5,000,000.0	$ 5,000,000.0
Prepayment of outstanding principal		$ 7,000,000.0
Principal payments on its outstanding	$ 150,000									$ 150,000
Monthly principal payments		75,000
Periodic Payment Principal	$ 150,000
Variable interest rate margin (as a percent)					10.25%
Perceptive Credit Agreement | Prepayment Occur on or Before February, 10, 2024
Credit Agreement and Guaranty
Prepayment premium percentage					2.00%
Minimum cash covenants						$ 3,000,000.0	$ 1,000,000.0			$ 500,000
Revenue generated under debt									$ 5,000,000.0
Perceptive Credit Agreement | Minimum London Interbank Offered Rate (LIBOR) [Member]
Credit Agreement and Guaranty
Interest rate for the base rate					1.50%
Perceptive Credit Agreement | Senior secured delayed draw term loan facility
Credit Agreement and Guaranty
Maximum borrowing capacity					$ 35,000,000.0
Perceptive Credit Agreement, Tranche One | Senior secured delayed draw term loan facility
Credit Agreement and Guaranty
Amount borrowed					5,000,000.0
Perceptive Credit Agreement, Tranche Two | Senior secured delayed draw term loan facility
Credit Agreement and Guaranty
Amount borrowed					$ 15,000,000.0
As Previously Reported
Credit Agreement and Guaranty
Interest rate (as a percent)													14.38%
Percentage of annual interest rate					3.00%
As Previously Reported | Perceptive Credit Agreement
Credit Agreement and Guaranty
Outstanding line of credit													$ 0
Repayments of debt			$ 5,000,000.0	$ 5,000,000.0
Prepayment of outstanding principal		7,000,000.0
Monthly principal payments		$ 75,000
Minimum cash covenants					$ 3,000,000.0
Revenue generated under debt								$ 87,100,000					$ 62,600,000
As Previously Reported | Perceptive Credit Agreement | Prepayment Occur on or Before February, 10, 2022
Credit Agreement and Guaranty
Prepayment premium percentage					4.00%
As Previously Reported | Perceptive Credit Agreement | Prepayment Occur on or Before February, 10, 2023
Credit Agreement and Guaranty
Prepayment premium percentage					2.00%
As Previously Reported | Perceptive Credit Agreement | LIBOR London Interbank Offered Rate [Member]
Credit Agreement and Guaranty
Variable interest rate margin (as a percent)					10.25%
Interest rate for the base rate					1.50%
As Previously Reported | Perceptive Credit Agreement | Senior secured delayed draw term loan facility
Credit Agreement and Guaranty
Maximum borrowing capacity					$ 35,000,000.0
As Previously Reported | Perceptive Credit Agreement, Tranche One | Senior secured delayed draw term loan facility
Credit Agreement and Guaranty
Amount borrowed					5,000,000.0
As Previously Reported | Perceptive Credit Agreement, Tranche Two | Senior secured delayed draw term loan facility
Credit Agreement and Guaranty
Amount borrowed					15,000,000.0
As Previously Reported | Perceptive Credit Agreement, Tranche Three | Senior secured delayed draw term loan facility
Credit Agreement and Guaranty
Amount borrowed					$ 15,000,000.0